Income Taxes (Details Narrative)	Dec. 31, 2021 USD ($)
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 6,995,000
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 4,228,000